Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Balance at beginning	$ 175,254
Amortization	31,070	$ 66,632	$ 17,077
Balance at ending	183,108	175,254
Carrying values
Intangible assets
Balance at beginning	175,254
Balance at ending	183,108	175,254
Cost
Intangible assets
Balance at beginning	336,803	294,751
Additions	38,924	42,052
Balance at ending	375,727	336,803	294,751
Accumulated amortization
Intangible assets
Balance at beginning	(161,549)	(94,917)
Amortization	31,070	66,632
Balance at ending	$ (192,619)	$ (161,549)	$ (94,917)